5. EQUITY TRANSACTIONS (Details - Options exercisable) - Stock Options - $ / shares	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Stock options outstanding	438,547	501,690	522,668
Outstanding Weighted Average Exercise Price	$ 10.94	$ 11.00	$ 12.50
Stock options exercisable	388,414	418,923
Stock options exercisable Weighted Average Exercise Price	$ 11.53	$ 12.00
$3.80 - $9.50 [Member]
Stock options outstanding	190,547
Weighted Average Remaining Life (Years)	7 years 8 months 12 days
Outstanding Weighted Average Exercise Price	$ 6.03
Stock options exercisable	140,414
Stock options exercisable Weighted Average Exercise Price	$ 5.91
$12.50 [Member]
Stock options outstanding	163,000
Weighted Average Remaining Life (Years)	4 years 4 months 21 days
Outstanding Weighted Average Exercise Price	$ 12.50
Stock options exercisable	163,000
Stock options exercisable Weighted Average Exercise Price	$ 12.50
$18.00 - $20.50 [Member]
Stock options outstanding	85,000
Weighted Average Remaining Life (Years)	2 years 7 days
Outstanding Weighted Average Exercise Price	$ 12.50
Stock options exercisable	85,000
Stock options exercisable Weighted Average Exercise Price	$ 19.03